Government Bonds, Long-Term Notes Receivable And Other Assets	6 Months Ended
Jun. 30, 2022
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Government Bonds, Long-Term Notes Receivable And Other Assets
NOTE 15. GOVERNMENT BONDS, LONG-TERM NOTES RECEIVABLE AND OTHER ASSETS
A. Government bonds
As of June 30, 2022 and December 31, 2021, the balance of Government bonds, includes Government bonds valued at amortized cost as follows:

	2022		2021
Government bonds (1)	Ps.	111,276,363	110,855,356
Less: current portion of Government bonds, net of expected credit losses		29,009,783	1,253,451

Total long-term notes receivable	Ps.	82,266,580	109,601,905

(1)	As of June 30, 2022 and December 31, 2021, includes an expected credit loss of Ps. 14,510 and Ps. 13,038 , respectively.
As of November 19, 2020, the value of the Government bonds was Ps. 128,786,611, and the liability was Ps. 95,597,610.
On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps. 95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government bonds will be transferred to the FOLAPE for payments related to its pension and retirement plan obligations.
During the period from January 1 to June 30, 2022, interest income generated by the Government bonds amounted to Ps. 3,457,960, of which Petróleos Mexicanos received payments in the amount of Ps. 3,411,432. During the period from January 1 to December 31, 2021, interest income generated by the Government bonds amounted to Ps. 7,094,180, of which Petróleos Mexicanos received payments in the amount of Ps. 7,126,559. The interest income was recognized as financial income in the consolidated statement of comprehensive income.
As of June 30, 2022 and December 31, 2021, the Government bonds consisted of 17 series of development bonds (D Bonds, M Bonds and UDI Bonds) issued by the SHCP with maturities between 2023 and 2026, with a notional amount of Ps. 102,492,032 and Ps. 913,482 in UDIs, respectively.
As of June 30, 2022 and December 31, 2021, the fair value of the transferred assets was Ps. 107,318,721 and Ps. 109,124,514, respectively and the fair value of the associated liabilities was Ps. 82,382,546 and Ps. 83,869,441, respectively, resulting in a net position of Ps. 24,936,175 and Ps. 25,255,073, respectively.
As of June 30, 2022 and December 31, 2021, the recorded liability was Ps. 101,446,048 (Ps. 100,364,848 of principal and Ps. 1,083,200 interest) and Ps. 84,189,749 (Ps. 83,401,120 of principal and Ps. 788,629 of interest), respectively.
The roll-forward of the Government bonds is as follows:

	June 30, 2022		December 31, 2021
Balance as of the beginning of the period	Ps.	110,855,356	129,549,519
Government bonds collected		—	(15,788,696	) (1)
Accrued interests		3,457,960	7,094,180
Interests received from bonds		(3,411,432)	(7,126,559)
Impact of the valuation of bonds in UDIS		231,371	459,149
Amortized cost		144,580	(3,336,781)
Reversal (Impairment) of bonds		(1,472)	4,544

Balance at the end of the period	Ps.	111,276,363	110,855,356

(1)	Government bonds were collected on December 9, 2021.
B. Long-term notes receivable
As of June 30, 2022 and December 31, 2021, the balance of long-term notes receivable was Ps. 1,492,843 and Ps. 1,646,290 respectively and includes Ps. 808,306 and Ps. 833,473, respectively, of collection rights related to Value Added Tax from the transferred assets by CENAGAS.
C. Other assets
As of June 30, 2022 and December 31, 2021, the balance of other assets was as follows:

	June 30 2022		December 31, 2021
Payments in advance (1)	Ps.	48,516,181	35,931,167
Other		2,674,464	2,327,872
Insurance		801,427	853,891

Total other assets	Ps.	51,992,072	39,112,930

(1)	Mainly advance payments to contractors for the construction of the Dos Bocas R efinery through PTI ID.